Note 1 - Background and Nature of Operations	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]

Note 1 – Background and Significant Accounting Policies

GB Sciences, Inc. (“the Company”, “GB Sciences”, “we”, “us”, or “our”) is a phytomedical research and biopharmaceutical drug development company whose goal is to create patented formulations of plant-inspired, complex therapeutic mixtures for the prescription drug market that target a variety of medical conditions. The Company is engaged in the research and development of plant-based medicines and plans to produce plant-inspired, complex therapeutic mixtures based on its portfolio of intellectual property.

Through its wholly owned Canadian subsidiary, GBS Global Biopharma, Inc. (“GBSGB”), the Company is engaged in the research and development of plant-based medicines, primarily cannabinoid medicines, with virtual operations in North America and Europe. GBSGB’s assets include a portfolio of intellectual property containing both proprietary cannabinoid-containing formulations and our AI-enabled drug discovery platform, as well as critical research contracts and key supplier arrangements. GBSGB’s intellectual property covers a range of medical conditions and several programs are in the pre-clinical animal stage of development including Parkinson’s disease, neuropathic pain, and cardiovascular therapeutic programs. GBSGB runs a lean drug development program and takes effort to minimize expenses, including personnel, overhead, and fixed capital expenses through strategic partnerships with Universities and Contract Research Organizations (“CROs”). GBSGB’s intellectual property portfolio includes five USPTO issued patents, nine USPTO nonprovisional patent applications pending in the US, and one provisional patent application in the US. In addition to the USPTO patents and patent applications, the company has filed 35 patent applications internationally to protect its proprietary technology. We recently filed a provisional USPTO patent application to further protect aspects of our proprietary drug discovery engine, “Phytomedical Analytics for Research Optimization at Scale," or PhAROS™.

Basis of Presentation

The accompanying unaudited interim condensed consolidated financial statements of GB Sciences, Inc. (the “Company,” “We” or “Us”) have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulations S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the periods presented are not necessarily indicative of the results that may be expected for the year ending March 31, 2022. The balance sheet at  March 31, 2021 has been derived from the audited financial statements at that date but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements. The unaudited interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and footnotes thereto included in the Company’s annual report on Form 10-K for the year ended March 31, 2021.

Principles of Consolidation

We prepare our consolidated financial statements in accordance with generally accepted accounting principles (GAAP) for the United States of America. Our consolidated financial statements include all operating divisions and majority-owned subsidiaries, reported as a single operating segment, for which we maintain controlling interests. Intercompany accounts and transactions have been eliminated in consolidation. All subsidiaries were wholly owned by the Company for the periods presented.

Use of Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to allowances for doubtful accounts, inventory valuation and standard cost allocations, valuation of initial right-of-use assets and corresponding lease liabilities, valuation of beneficial conversion features in convertible debt, valuation of the assets and liabilities of discontinued operations, stock-based compensation expense, purchased intangible asset valuations, deferred income tax asset valuation allowances, uncertain tax positions, litigation, other loss contingencies, and impairment of long lived assets.  These estimates and assumptions are based on current facts, historical experience and various other factors that the Company believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recording of costs and expenses that are not readily apparent from other sources. The actual results the Company experiences may differ materially and adversely from these estimates.

Reclassifications

Certain reclassifications have been made to the comparative period amounts in order to conform to the current period presentation. In particular, the assets, liabilities, profit and loss, and cash flows of GB Sciences Nevada LLC, GB Sciences Las Vegas, LLC, and GB Sciences Nopah, LLC, have been separated from the comparative period amounts to conform to the current period presentation as discontinued operations as the result of the pending sale of the Company's Nevada operations. The reclassifications had no effect on the reported financial position, results of operations or cash flows of the Company.

Discontinued Operations

See Note 3.

Long-Lived Assets

We evaluate the carrying value of property and equipment if impairment indicators are present or if other circumstances indicate that impairment may exist under authoritative guidance. The annual testing date is March 31. When management believes impairment indicators may exist, projections of the undiscounted future cash flows associated with the use of and eventual disposition of property and equipment are prepared. If the projections indicate that the carrying value of the property and equipment are not recoverable, we reduce the carrying values to fair value. These impairment tests are heavily influenced by assumptions and estimates that are subject to change as additional information becomes available. No indicators of impairment were identified by the Company as of June 30, 2021.

Inventory

We value our inventory at the lower of the actual cost of our inventory, as determined using the first-in, first-out method, or its current estimated market value. We periodically review our physical inventory for excess, obsolete, and potentially impaired items and reserve accordingly. Our reserve estimate for excess and obsolete inventory is based on expected future use. Indirect costs, which primarily relate to the lease and operation costs of the Teco Facility, which are included in discontinued operations, are allocated based on square footage of the facility used in the production of inventory.

Beneficial Conversion Feature of Convertible Notes Payable

The Company accounts for convertible notes payable in accordance with the guidelines established by the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 470-20, Debt with Conversion and Other Options and Emerging Issues Task Force (“EITF”) 00-27, “Application of Issue No. 98-5 to Certain Convertible Instruments”.  A beneficial conversion feature (“BCF”) exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the remaining unallocated proceeds of the note after first considering the allocation of a portion of the note proceeds to the fair value of any attached equity instruments, if any related equity instruments were granted with the debt. In accordance with this guidance, the BCF of a convertible note is measured by allocating a portion of the note's proceeds to the warrants, if applicable, and as a reduction of the carrying amount of the convertible note equal to the intrinsic value of the conversion feature, both of which are credited to additional paid-in-capital. The Company calculates the fair value of warrants issued with the convertible notes using the Black-Scholes valuation model and uses the same assumptions for valuing any employee options in accordance with ASC Topic 718 Compensation – Stock Compensation. The only difference is that the contractual life of the warrants is used.

The value of the proceeds received from a convertible note is then allocated between the conversion features and warrants on a relative fair value basis. The allocated fair value is recorded in the financial statements as a debt discount (premium) from the face amount of the note and such discount is amortized over the expected term of the convertible note (or to the conversion date of the note, if sooner) and is charged to interest expense.

Revenue Recognition

The FASB issued Accounting Standards Codification (“ASC”) 606 as guidance on the recognition of revenue from contracts with customers. Revenue recognition depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance also requires disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. The guidance permits two methods of adoption: retrospectively to each prior reporting period presented, or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (the cumulative catch-up transition method). The Company adopted the guidance on April 1, 2018 and applied the cumulative catch-up transition method.

The Company’s only material revenue source is part of discontinued operations and derives from sales of cannabis and cannabis products, distinct physical goods. Under ASC 606, the Company is required to separately identify each performance obligation resulting from its contracts from customers, which may be a good or a service. A contract may contain one or more performance obligations. All of the Company’s contracts with customers, past and present, contain only a single performance obligation, the delivery of distinct physical goods. Because fulfillment of the company’s performance obligation to the customer under ASC 606 results in the same timing of revenue recognition as under the previous guidance (i.e. revenue is recognized upon delivery of physical goods), the Company did not record any material adjustment to report the cumulative effect of initial application of the guidance.

Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in financial statements or tax returns. Deferred tax items are reflected at the enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected reverse. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Due to the uncertainty regarding the success of future operations, management has valued the deferred tax asset allowance at 100% of the related deferred tax assets.

Because the Company operates in the State-licensed cannabis industry through the Nevada Subsidiaries, it is subject to the limitations of Internal Revenue Code Section 280E (“280E”) for U.S. income tax purposes. Under 280E, the Company is allowed to deduct expenses that are directly related to the production of its products, i.e. cost of goods sold, but is allowed no further deductions for ordinary and necessary business expenses from its gross profit. The Company believes that the deductions disallowed include the deduction of NOLs. The unused NOLs will continue to carry forward and may be used by the Company to offset future taxable income that is not subject to the limitations of 280E.

Loss per Share

The Company’s basic loss per share has been calculated using the weighted average number of common shares outstanding during the period. The Company had 160,314,865 and 164,049,941 potentially dilutive common shares at  June 30, 2021 and March 31, 2021, respectively. However, such common stock equivalents were not included in the computation of diluted net loss per share, as their inclusion would have been anti-dilutive.

Recent Accounting Pronouncements

Standards Not Yet Adopted

In May 2021, the FASB issued ASU No. 2021-04, Issuer's Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options. This guidance clarifies and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options due to a lack of explicit guidance in the FASB Codification. The ASU 2021-04 is effective for The Company's fiscal year beginning April 1, 2022. Early adoption is permitted. The Company is evaluating the impact of adopting ASU 2021-04 and does not expect the adoption of this ASU to materially impact its consolidated financial statements.

On June 16, 2016, the FASB issued ASU No. 2016-13, Measurement of Credit Losses on Financial Instruments. The standard requires the use of an “expected loss” model on certain types of financial instruments. The standard also amends the impairment model for available-for-sale debt securities and requires estimated credit losses to be recorded as allowances instead of reductions to amortized cost of the securities. The amendments in this ASU are effective for the Company's fiscal year beginning April 1, 2023. The Company is currently evaluating the impact of ASU 2016-13 on its financial statements.

In June 2020, the FASB issued ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity's Own Equity. The guidance simplifies the current guidance for convertible instruments and the derivatives scope exception for contracts in an entity’s own equity. Additionally, the amendments affect the diluted EPS calculation for instruments that may be settled in cash or shares and for convertible instruments. This ASU will be effective for the Company's fiscal year beginning April 1, 2024. Early adoption is permitted. The amendments in this update must be applied on either full retrospective basis or modified retrospective basis through a cumulative-effect adjustment to retained earnings/(deficit) in the period of adoption. The Company is currently evaluating the impact of ASU 2020-06 on its consolidated financial statements and related disclosures, as well as the timing of adoption.

All other newly issued accounting pronouncements have been deemed either immaterial or not applicable.

Note 1 - Background and Nature of Operations

Business

GB Sciences, Inc. (“the Company”, “GB Sciences”, “we”, “us”, or “our”) is a phytomedical research and biopharmaceutical drug development company whose goal is to create patented formulations of plant-inspired, complex therapeutic mixtures for the prescription drug market that target a variety of medical conditions. The Company is engaged in the research and development of plant-based medicines and plans to produce plant-inspired, complex therapeutic mixtures based on its portfolio of intellectual property.

Through its wholly owned Canadian subsidiary, GBS Global Biopharma, Inc. (“GBSGB”), the Company is engaged in the research and development of plant-based medicines, primarily cannabinoid medicines, with virtual operations in North America and Europe. GBSGB’s assets include a portfolio of intellectual property containing both proprietary cannabinoid-containing formulations and our AI-enabled drug discovery platform, as well as critical research contracts and key supplier arrangements. GBSGB’s intellectual property covers a range of medical conditions and several programs are in the pre-clinical animal stage of development including Parkinson’s disease, neuropathic pain, and cardiovascular therapeutic programs. GBSGB runs a lean drug development program and takes effort to minimize expenses, including personnel, overhead, and fixed capital expenses through strategic partnerships with Universities and Contract Research Organizations (“CROs”). GBSGB’s intellectual property portfolio includes five USPTO issued patents, nine USPTO nonprovisional patent applications pending in the US, and one provisional patent application in the US. In addition to the USPTO patents and patent applications, the company has filed 35 patent applications internationally to protect its proprietary technology. We recently filed a provisional USPTO patent application to further protect aspects of our proprietary drug discovery engine, “Phytomedical Analytics for Research Optimization at Scale," or PhAROS™.

We were incorporated in the State of Delaware on April 4, 2001, under the name “Flagstick Venture, Inc.” On March 28, 2008, stockholders owning a majority of our outstanding common stock approved changing our then name “Signature Exploration and Production Corp.” as our business model had changed.

On April 4, 2014, we changed our name from Signature Exploration and Production Corporation to Growblox Sciences, Inc. Effective December 12, 2016, the Company amended its Certificate of Corporation pursuant to shareholder approval, and the Company’s name was changed from Growblox Sciences, Inc. to GB Sciences, Inc.

Effective April 8, 2018, Shareholders of the Company approved the change in corporate domicile from the State of Delaware to the State of Nevada and increase in the number of authorized capital shares from 250,000,000 to 400,000,000. Effective August 15, 2019, Shareholders of the Company approved an increase in authorized capital shares from 400,000,000 to 600,000,000.

Recent Developments

Sale of Membership Interest in GB Sciences Louisiana, LLC

On November 15, 2019, the Company entered into a Membership Interest Purchase Agreement (the “Agreement”) with Wellcana Plus, LLC, a Louisiana limited liability company ("Wellcana"), whereby Wellcana would acquire the Company’s 50.01% membership interest (the “Membership Interest”) in GB Sciences Louisiana LLC, a Louisiana limited liability company. Since entering into the agreement, certain modifications of the Agreement were made. It was ultimately agreed that Wellcana would pay the Company $4,900,000 in cash for the Membership Interest. On December 16, 2020, Wellcana made the final payment totaling $4,900,000 which completed the disposition of the Membership Interest (Note 13).

Convertible Note Payable to Iliad Research and Trading, L.P.

On April 23, 2019, the Company issued an 8% Convertible Promissory Note (the “Note”) in the face amount of $2,765,000 to Iliad Research and Trading, L.P. (“Iliad”). On April 22, 2020, the Company defaulted on its obligation to pay the Note by that date. Based upon the default, Iliad filed a lawsuit against the Company in the Third Judicial District Court of Salt Lake County, State of Utah (the “Court”). On July 14, 2020, the Court issued a judgment in favor of Iliad in the amount of $3,264,594 (the “Judgment”).

On  November 20, 2020, the Company, Iliad, and Wellcana entered into the Judgment Settlement Agreement (the Agreement), in which the Company agreed to pay Iliad $3,006,015 on or before December 8, 2020, in full satisfaction of the Judgment. In addition to the Company and Iliad, the Agreement was signed by Wellcana Plus LLC (“Wellcana”). By signing the Agreement, Wellcana agreed to pay $3,006,015 of what it owed the Company, directly to Iliad to satisfy the Company’s obligation to Iliad. Of the $4,150,000 paid by Wellcana, $3,006,015 was sent directly by Wellcana to Iliad in satisfaction of the Company’s obligation pursuant to the Settlement Agreement (Note 6).

Intellectual Property Portfolio

On October 14th, 2020, GB Sciences filed a provisional patent application to protect its machine learning algorithm for the prediction of novel active ingredients from traditional, plant-based medical preparations. The new provisional patent application is entitled “In Silico Meta-Pharmacopeia Assembly from Non-Western Medical Systems Using Advanced Data Analytic Techniques to Identify and Design Phytotherapeutic Strategies”. GBSGB’s proprietary data analytics tool uses in silico convergence analysis to deconvolve modes of action and predict desirable components of plant-based formulations established in traditional medical practice based on computational consensus analysis across cultures and medical systems.

On September 23rd, GB Sciences received a Notice of Allowance from the United States Patent and Trademark Office (USPTO) for claims protecting their Cannabinoid Containing Complex Mixtures (CCCMs) for the Treatment of Mast Cell Activation Syndrome (MCAS). The patent is owned by GBSGB. MCAS is a severe immunological condition in which mast cells inappropriately and excessively release inflammatory mediators, resulting in a range of severe chronic hyperinflammatory symptoms and life-threatening anaphylaxis attacks. There is no single recommended treatment for MCAS patients. Instead, patients, with their doctor’s guidance, attempt to manage MCAS symptoms primarily by avoiding ‘triggers’ and using rescue medicines for their severe hyperinflammatory attacks. Therefore, MCAS patients need new therapeutic options to control their mast cell related symptoms, and the Company’s CCCM™ were designed to simultaneously control multiple inflammatory pathways within mast cells as a comprehensive treatment option. The application, entitled “Cannabinoid-Containing Complex Mixtures for the Treatment of Mast Cell-Associated or Basophil-Mediated Inflammatory Disorders” was originally filed on January 31, 2018  and describes CCCMs that can be used for the treatment of Crohn's disease, Inflammatory Bowel Disease (IBD), Irritable Bowel Syndrome (IBS), rheumatoid arthritis, osteoarthritis, allergic asthma, Chronic Obstructive Pulmonary Disease (COPD), psoriasis, eczema, urticarias, dermatitis, mastocytosis, or anaphylactic sting.  Claims for these additional indications will be examined by the USPTO in the future. On  December 8, 2020, the patent was issued as United States Patent 10,857,107.

On April 7th, 2020, GB Sciences received a Notice of Allowance from the United States Patent and Trademark Office (USPTO) for claims protecting Cannabinoid Containing Complex Mixtures ("CCCMs") for the Treatment of Parkinson’s disease (PD), which is owned by GBSGB. On May 19, 2020, the patent was issued as United States Patent 10,653,640.

On May 12th, 2020, GB Sciences received a Notice of Allowance from the United States Patent and Trademark Office (USPTO) for claims protecting Myrcene Containing Complex Mixtures ("MCCMs") for the Treatment of Neuropathic Pain. Intellectual property rights to this application and the MCCM contained within it are owned by GBSGB. The Company's MCCMs are protected for use in the treatment of pain related to arthritis, shingles, irritable bowel syndrome, sickle cell disease, and endometriosis. The patent was issued on July 14, 2020, as United States Patent 10,709,670.

Planned Divestiture of Nevada Cannabis Operations

On November 15, 2019, we entered into a Binding Letter of Intent (the "LOI") to sell the Company's membership interest interests in GBSN and GBLV (together, the "Teco Subsidiaries"). In connection with the LOI, we entered into a Management Agreement with the purchaser whereby the facilities will be managed by an affiliate of the purchaser until the close of the sale. On March 24, 2020, we entered into the Membership Interest Purchase Agreement ("Teco MIPA") which formalized the sale of the Teco Subsidiaries and modified the terms of the sale. Pursuant to the Teco MIPA, the Company will sell 100% of its membership interests in GBSN and GBLV for $4,000,000 cash upon close and $4,000,000 in the form of an 8% promissory note (Note 14).

On November 27, 2019, we entered into a Binding Letter of Intent to sell the Company's 100% interest in GB Sciences Nopah, LLC. On August 10, 2020, the Company entered into the Membership Interest Purchase Agreement ("Nopah MIPA") and Promissory Note Modification Agreement with the purchaser of GB Sciences Nopah, LLC. The Company will receive $300,000 upon closing, and the purchaser will pay all expenses related to the upkeep and maintenance of the Nopah License from the date of the agreement. The $300,000 purchase price will be paid as a reduction to the balance of the 0% Note payable dated October 23, 2017, which is held by an affiliate of the purchaser of the Nopah license (Note 14).

The sales of the Teco and Nopah Subsidiaries are expected to close upon the successful transfer of the Nevada cannabis cultivation and production licenses held by those subsidiaries. The transfer of cannabis licenses in the State of Nevada was subject to an indefinite moratorium beginning in October 2019. In a meeting held on July 21, 2020, the Nevada Cannabis Compliance Board lifted the moratorium, however, the board has indicated that there were initially 90 requests pending, and it will likely take several months to process the entire backlog of pending license transfers. Based on this information, we cannot provide any assurances as to the timing of the close of the sale. In addition, the lifting of the moratorium and the processing of cannabis license transfers have been delayed by the COVID-19 pandemic and could be further delayed if the pandemic continues.